Schedule H, Part Iv, Line 4i - Schedule Of Assets (Held At End Of Year) (Detail) - EBP 001 [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number		93-3827109
EBP, Plan Number		001
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 37,314,403
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution		866,483 [1]	$ 932,348
EBP, Asset Held for Investment		38,180,886
Mutual Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		35,920,873
Common Collective Trust [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		140,257
Common Stock [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		1,253,273
TC Energy Common Stock [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		518,568
South Bow Common Stock [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 734,705
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		9.50%
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		3.25%
Investment, Identifier [Axis]: Common Collective Trust | Mellon Stable Value M
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mellon Stable Value M [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 140,257
Investment, Identifier [Axis]: Common Stock | South Bow Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
EBP, Investment, Issuer Name [Extensible Enumeration]		South Bow Corporation [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 733,632
Investment, Identifier [Axis]: Common Stock | TC Energy Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
EBP, Investment, Issuer Name [Extensible Enumeration]		Tc Energy Corporation [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 517,463
Investment, Identifier [Axis]: Mutual Fund | Allspring Special Mid-Cap Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Allspring SpecialMidCapValue R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 430,541
Investment, Identifier [Axis]: Mutual Fund | Baird Core Plus Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Baird Core Plus Institutional Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 872,192
Investment, Identifier [Axis]: Mutual Fund | Baron Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Baron Growth R6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 380,086
Investment, Identifier [Axis]: Mutual Fund | Fidelity® 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity 500 Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 5,098,663
Investment, Identifier [Axis]: Mutual Fund | Fidelity® Extended Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Extended Market Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 2,115,215
Investment, Identifier [Axis]: Mutual Fund | Fidelity® Government Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Government Money Market [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 67
Investment, Identifier [Axis]: Mutual Fund | Fidelity® Growth CO K6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Growth Co K6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 5,520,833
Investment, Identifier [Axis]: Mutual Fund | Fidelity® Inflation-Protected Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity InflationProtected Bond Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 290,524
Investment, Identifier [Axis]: Mutual Fund | Fidelity® U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity U.S. Bond Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 496,882
Investment, Identifier [Axis]: Mutual Fund | JPMorgan Equity Income Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Jpmorgan Equity Income Fund ClassR6 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 982,813
Investment, Identifier [Axis]: Mutual Fund | MFS International Diversification Fund R4
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mfs International Diversification Fund R4 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 854,115
Investment, Identifier [Axis]: Mutual Fund | Vanguard Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Federal Money Market Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 844,797
Investment, Identifier [Axis]: Mutual Fund | Vanguard Target Retirement 2025
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2025 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,196,489
Investment, Identifier [Axis]: Mutual Fund | Vanguard Target Retirement 2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2030 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,820,573
Investment, Identifier [Axis]: Mutual Fund | Vanguard Target Retirement 2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2035 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,079,556
Investment, Identifier [Axis]: Mutual Fund | Vanguard Target Retirement 2040
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2040 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,332,796
Investment, Identifier [Axis]: Mutual Fund | Vanguard Target Retirement 2045
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2045 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 4,019,136
Investment, Identifier [Axis]: Mutual Fund | Vanguard Target Retirement 2050
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2050 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,198,096
Investment, Identifier [Axis]: Mutual Fund | Vanguard Target Retirement 2055
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2055 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,637,701
Investment, Identifier [Axis]: Mutual Fund | Vanguard Target Retirement 2060
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2060 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,579,907
Investment, Identifier [Axis]: Mutual Fund | Vanguard Target Retirement 2065
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2065 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 67,443
Investment, Identifier [Axis]: Mutual Fund | Vanguard Target Retirement 2070
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2070 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 15,411
Investment, Identifier [Axis]: Mutual Fund | Vanguard Target Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement Income Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 89,812
Investment, Identifier [Axis]: Mutual Fund | Vanguard Total International Stock Fund AD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Total International Stock Fund Ad [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Mutual Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 997,225
Investment, Identifier [Axis]: Stock Purchase Account | South Bow Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
EBP, Investment, Issuer Name [Extensible Enumeration]		South Bow Stock Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Stock Purchase Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 1,073
Investment, Identifier [Axis]: Stock Purchase Account | TC Energy Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
EBP, Investment, Issuer Name [Extensible Enumeration]		Tc Energy Stock Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Stock Purchase Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 1,105

[1]	Represents a party-in-interest (Note 5).